Cohen and Steers Preferred and Income Opportunities Active ETF Expense Example - Cohen and Steers Preferred and Income Opportunities Active ETF - ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 915